FAIR VALUE MEASUREMENTS - Change in the Fair Value of Level 3 Warrant Liabilities (Details) - USD ($)	1 Months Ended	3 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of March 31, 2021		$ 217,260
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of March 5, 2021 (Initial Measurement)	$ 91,800	315,180	$ 82,620
Change in fair value	(9,180)	(97,920)	232,560
Fair value as of March 31, 2021	$ 82,620	$ 217,260	$ 315,180